Fair Value Measurements - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Fair Value Measurements [Line Items]
Unrealized gains on classified Level 3 assets and liabilities recognized in earnings	$ 1,134,000	¥ 93,000,000	¥ 6,000,000	¥ 1,605,000,000
Long-lived assets book value	66,451,000	5,449,000,000	5,833,000,000
Long-lived assets fair value	28,573,000	2,343,000,000	691,000,000
Impairment loss on long-lived assets	37,878,000	3,106,000,000	5,142,000,000	3,332,000,000
Impairment loss related to long-lived assets			¥ 5,142,000,000